T. ROWE PRICE CORPORATE INCOME FUND
August 31, 2020 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value
(Amounts in 000s)
CORPORATE BONDS 83.1%
FINANCIAL INSTITUTIONS 36.9%
Banking 21.1%
AIB Group, VR, 4.263%, 4/10/25 (1)(2)	3,480	3,766
Banco Santander Chile, 2.70%, 1/10/25 (2)	3,837	4,048
Banco Santander Mexico Institucion De Banca Multiple Grupo
Financiero Santand, 5.375%, 4/17/25 (2)	1,815	2,050
Bangkok Bank, VR, 3.733%, 9/25/34 (1)	3,580	3,611
Bank of America, 4.45%, 3/3/26	6,805	7,890
Bank of America, VR, 3.824%, 1/20/28 (1)	4,690	5,333
Bank of America, VR, 4.271%, 7/23/29 (1)	10,100	11,921
Barclays, VR, 2.852%, 5/7/26 (1)	4,380	4,621
BBVA Bancomer, 6.50%, 3/10/21	2,515	2,577
BBVA Bancomer, VR, 5.875%, 9/13/34 (1)(2)(3)	4,840	4,872
Citigroup, VR, 2.572%, 6/3/31 (1)	3,625	3,834
Citigroup, VR, 3.887%, 1/10/28 (1)	3,550	4,038
Citigroup, VR, 4.412%, 3/31/31 (1)	2,395	2,906
Credit Suisse, 2.95%, 4/9/25	2,930	3,210
Danske Bank, 5.375%, 1/12/24 (2)	8,825	9,974
Danske Bank, VR, 3.244%, 12/20/25 (1)(2)	1,895	2,028
Goldman Sachs Group, 3.85%, 1/26/27	4,370	4,975
Goldman Sachs Group, VR, 3.814%, 4/23/29 (1)	7,485	8,560
HSBC Holdings, 4.95%, 3/31/30	2,770	3,413
HSBC Holdings, VR, 2.099%, 6/4/26 (1)	4,840	4,943
JPMorgan Chase, VR, 2.956%, 5/13/31 (1)	1,410	1,511
JPMorgan Chase, VR, 3.109%, 4/22/51 (1)	4,290	4,638
Mitsubishi Financial Group, 2.559%, 2/25/30	3,955	4,189
Morgan Stanley, 3.70%, 10/23/24	3,550	3,968
Morgan Stanley, VR, 2.699%, 1/22/31 (1)	7,080	7,624
Nationwide Building Society, VR, 4.363%, 8/1/24 (1)(2)	1,731	1,889
Natwest Group, 5.125%, 5/28/24	4,550	5,022

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CORPORATE INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
Natwest Group, 6.125%, 12/15/22	3,900	4,281
Santander UK Group Holdings, VR, 1.532%, 8/21/26 (1)	6,590	6,593
Shinhan Bank, VR, 3.875%, 12/7/26 (1)	3,830	3,938
Standard Chartered, VR, 4.644%, 4/1/31 (1)(2)	5,800	6,815
Standard Chartered, VR, 6.00% (1)(2)(4)	1,960	2,048
Wells Fargo, VR, 2.572%, 2/11/31 (1)	3,600	3,766
Wells Fargo, VR, 3.068%, 4/30/41 (1)	8,915	9,461
		164,313
Brokerage Asset Managers Exchanges 0.6%
Intercontinental Exchange, 3.00%, 6/15/50	3,745	3,919
MGIC Investment, 5.25%, 8/15/28	695	730
		4,649
Finance Companies 1.8%
AerCap Ireland Capital, 4.50%, 9/15/23	2,245	2,309
AerCap Ireland Capital, 6.50%, 7/15/25	540	586
Park Aerospace Holdings, 5.50%, 2/15/24 (2)(3)	5,080	5,004
SMBC Aviation Capital Finance, 3.55%, 4/15/24 (2)	895	931
SMBC Aviation Capital Finance, 4.125%, 7/15/23 (2)	4,660	4,904
		13,734
Insurance 3.9%
CNO Financial Group, 5.25%, 5/30/25	3,775	4,299
Equitable Financial Life Global Funding, 1.40%, 7/7/25 (2)	1,785	1,831
Fidelity National Financial, 4.50%, 8/15/28	3,275	3,743
First American Financial, 4.60%, 11/15/24	3,945	4,309
Health Care Service A Mutual Legal Reserve, 2.20%, 6/1/30 (2)	3,685	3,753
Health Care Service A Mutual Legal Reserve, 3.20%, 6/1/50 (2)	3,975	4,124
New York Life Insurance, 3.75%, 5/15/50 (2)	5,420	6,125
UnitedHealth Group, 4.45%, 12/15/48	1,715	2,247
		30,431
Real Estate Investment Trusts 9.5%
Alexandria Real Estate Equities, 1.875%, 2/1/33	1,495	1,477

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CORPORATE INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
Alexandria Real Estate Equities, 3.95%, 1/15/27	1,800	2,041
American Campus Communities Operating Partnership,
3.875%, 1/30/31	3,715	4,032
AvalonBay Communities, 2.45%, 1/15/31	5,705	6,085
Boston Properties, 3.25%, 1/30/31	4,285	4,657
Brixmor Operating Partnership, 3.65%, 6/15/24	6,027	6,298
Brixmor Operating Partnership, 3.875%, 8/15/22	215	223
Camden Property Trust, 2.80%, 5/15/30	5,040	5,522
Federal Realty Investment Trust, 3.50%, 6/1/30	5,545	5,986
HAT Holdings I, 6.00%, 4/15/25 (2)	1,310	1,405
Healthcare Realty Trust, 3.625%, 1/15/28	4,000	4,267
Healthpeak Properties, 3.25%, 7/15/26	2,440	2,723
Healthpeak Properties, 3.50%, 7/15/29	2,890	3,207
Healthpeak Properties, 4.25%, 11/15/23	110	121
Hudson Pacific Properties, 3.25%, 1/15/30	5,405	5,553
Life Storage, 4.00%, 6/15/29	3,000	3,367
Mid-America Apartments, 1.70%, 2/15/31 (3)	2,555	2,505
Regency Centers, 3.70%, 6/15/30	2,170	2,396
Ventas Realty, 4.40%, 1/15/29 (3)	1,335	1,486
VEREIT Operating Partnership, 4.60%, 2/6/24	1,790	1,915
VEREIT Operating Partnership, 4.625%, 11/1/25	1,861	2,057
VEREIT Operating Partnership, 4.875%, 6/1/26	6,485	7,200
		74,523
Total Financial Institutions		287,650
INDUSTRIAL 42.0%
Basic Industry 0.9%
Air Products & Chemicals, 2.80%, 5/15/50	2,165	2,274
Alcoa Nederland Holding, 5.50%, 12/15/27 (2)(3)	1,785	1,912
Domtar, 6.25%, 9/1/42	1,443	1,636
Vale Overseas, 3.75%, 7/8/30	1,326	1,394
		7,216

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CORPORATE INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
Capital Goods 1.0%
General Electric, Series D, VR, 5.00% (1)(3)(4)	2,015	1,569
Johnson Electric Holdings, 4.125%, 7/30/24	5,990	6,409
		7,978
Communications 7.9%
AT&T, 3.30%, 2/1/52	2,325	2,300
AT&T, 4.50%, 3/9/48	880	1,033
AT&T, 5.35%, 9/1/40	1,610	2,056
AT&T, 6.375%, 3/1/41	3,000	4,191
CCO Holdings, 4.25%, 2/1/31 (2)	3,710	3,872
Comcast, 2.80%, 1/15/51	5,475	5,474
Comcast, 3.25%, 11/1/39	3,750	4,138
Comcast, 4.70%, 10/15/48	4,520	6,056
Crown Castle Towers, 3.663%, 5/15/25 (2)	1,785	1,881
RELX Capital, 3.00%, 5/22/30	2,110	2,304
SBA Tower Trust, 2.328%, 1/15/28 (2)	820	829
SBA Tower Trust, 2.836%, 1/15/25 (2)	3,295	3,424
SBA Tower Trust, 3.448%, 3/15/23 (2)	6,490	6,790
T-Mobile USA, 3.875%, 4/15/30 (2)	3,495	3,980
Tower Bersama Infrastructure, 4.25%, 1/21/25	2,000	2,025
Verizon Communications, 4.862%, 8/21/46	2,995	4,046
Verizon Communications, 5.25%, 3/16/37	3,925	5,323
Virgin Media Secured Finance, 4.50%, 8/15/30 (2)	1,735	1,824
		61,546
Consumer Cyclical 4.9%
Amazon. com, 2.50%, 6/3/50	1,725	1,743
Booking Holdings, 4.625%, 4/13/30	3,520	4,231
Expedia Group, 3.60%, 12/15/23 (2)	1,490	1,516
General Motors Financial, 3.20%, 7/6/21	765	777
General Motors Financial, 4.20%, 3/1/21	495	500
Hyundai Capital America, 2.375%, 2/10/23 (2)	2,290	2,349
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CORPORATE INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
Marriott International, 5.75%, 5/1/25	3,130	3,513
McDonald's, 3.625%, 9/1/49	1,970	2,208
Prime Security Services Borrower, 3.375%, 8/31/27 (2)	1,520	1,514
Ross Stores, 4.60%, 4/15/25	705	813
Ross Stores, 4.70%, 4/15/27	345	405
Starbucks, 3.35%, 3/12/50 (3)	2,802	2,878
TJX, 4.50%, 4/15/50	3,455	4,380
Volkswagen Group of America Finance, 3.20%, 9/26/26 (2)	2,400	2,647
Volkswagen Group of America Finance, 4.75%, 11/13/28 (2)	4,095	4,932
Western Union, 2.85%, 1/10/25 (3)	3,780	4,004
		38,410
Consumer Non-Cyclical 6.1%
AbbVie, 4.05%, 11/21/39 (2)	5,310	6,226
AbbVie, 4.875%, 11/14/48	2,085	2,655
Albertsons, 3.25%, 3/15/26 (2)(3)	4,000	4,060
AMN Healthcare, 4.625%, 10/1/27 (2)	725	755
BAT Capital, 4.70%, 4/2/27	3,270	3,787
Cardinal Health, 4.90%, 9/15/45	1,600	1,882
Cigna, 4.90%, 12/15/48	4,160	5,464
CVS Health, 5.05%, 3/25/48	3,670	4,764
CVS Health, 5.125%, 7/20/45	265	336
Hasbro, 3.55%, 11/19/26	3,695	3,894
Perrigo Finance Unlimited, 3.15%, 6/15/30 (3)	810	849
Perrigo Finance Unlimited, 3.90%, 12/15/24	5,424	5,866
Perrigo Finance Unlimited, 4.375%, 3/15/26	6,045	6,761
		47,299
Energy 15.1%
Aker BP, 3.00%, 1/15/25 (2)	5,575	5,624
Aker BP, 3.75%, 1/15/30 (2)	2,491	2,469
Boardwalk Pipelines, 4.45%, 7/15/27 (3)	1,110	1,207
Boardwalk Pipelines, 4.95%, 12/15/24	3,250	3,528

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CORPORATE INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
Boardwalk Pipelines, 5.95%, 6/1/26	5,035	5,923
BP Capital Markets America, 3.00%, 2/24/50	2,000	1,958
Cameron LNG, 2.902%, 7/15/31 (2)	1,310	1,431
Cameron LNG, 3.302%, 1/15/35 (2)	2,510	2,821
Cameron LNG, 3.701%, 1/15/39 (2)	1,070	1,185
Canadian Natural Resources, 2.95%, 7/15/30	2,415	2,462
Cheniere Corpus Christi Holdings, 5.875%, 3/31/25	3,630	4,179
Cheniere Corpus Christi Holdings, 7.00%, 6/30/24	800	930
Chevron, 3.078%, 5/11/50	3,920	4,234
Continental Resources, 4.50%, 4/15/23	3,910	3,934
Diamondback Energy, 4.75%, 5/31/25	1,910	2,093
Enbridge, VR, 5.75%, 7/15/80 (1)	3,790	3,989
Energy Transfer Operating, 2.90%, 5/15/25	4,135	4,249
Energy Transfer Operating, 4.05%, 3/15/25	825	880
Energy Transfer Operating, 4.25%, 3/15/23	1,000	1,054
Energy Transfer Operating, 5.50%, 6/1/27 (3)	4,500	5,006
Energy Transfer Operating, 6.00%, 6/15/48	3,195	3,303
Energy Transfer Partners, 4.50%, 11/1/23	1,505	1,612
Florida Gas Transmission, 2.55%, 7/1/30 (2)	805	845
Hess, 4.30%, 4/1/27 (3)	5,000	5,300
Hess, 7.125%, 3/15/33	400	492
Kinder Morgan, 5.625%, 11/15/23 (2)	4,300	4,865
Sabine Pass Liquefaction, 5.00%, 3/15/27	5,650	6,427
Sabine Pass Liquefaction, 5.625%, 3/1/25	550	641
Sabine Pass Liquefaction, 5.75%, 5/15/24	2,460	2,817
Sabine Pass Liquefaction, 5.875%, 6/30/26	1,840	2,210
Sabine Pass Liquefaction, 6.25%, 3/15/22	535	571
Suncor Energy, 3.10%, 5/15/25	3,165	3,463
Transcontinental Gas Pipe Line, 3.95%, 5/15/50 (2)	4,000	4,334
Transcontinental Gas Pipe Line, 4.00%, 3/15/28	1,705	1,914
Western Midstream Operating, 4.00%, 7/1/22	3,600	3,672

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CORPORATE INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
Williams, 4.00%, 9/15/25	2,210	2,470
Woodside Finance, 3.65%, 3/5/25 (2)	6,650	7,049
Woodside Finance, 3.70%, 3/15/28 (2)	6,390	6,805
		117,946
Industrial Other 0.4%
Hillenbrand, 5.75%, 6/15/25	1,580	1,693
Howard Hughes, 5.375%, 8/1/28 (2)	1,030	1,045
		2,738
Technology 2.2%
ANGI Group, 3.875%, 8/15/28 (2)	1,585	1,599
CDW, 3.25%, 2/15/29	3,130	3,197
Keysight Technologies, 4.60%, 4/6/27	1,650	1,941
Oracle, 3.60%, 4/1/50	4,640	5,177
PayPal Holdings, 1.65%, 6/1/25	3,980	4,140
Sensata Technologies, 3.75%, 2/15/31 (2)	1,160	1,161
		17,215
Transportation 3.5%
Adani Ports & Special Economic Zone, 3.95%, 1/19/22	3,700	3,787
American Airlines PTT, Series 2017-2, Class A, 3.60%, 10/15/29	6,416	5,071
JetBlue PTT, Series 2020-1, Class A, 4.00%, 11/15/32	375	384
Kansas City Southern, 3.50%, 5/1/50	4,075	4,176
Mileage Plus Holdings, 6.50%, 6/20/27 (2)	2,610	2,721
Norfolk Southern, 3.05%, 5/15/50	7,685	8,075
United Airlines PTT, Series 2019-1, Class AA, 4.15%, 8/25/31	1,269	1,253
United Airlines PTT, Series 2019-2, Class AA, 2.70%, 5/1/32	1,520	1,391
		26,858
Total Industrial		327,206
UTILITY 4.2%
Electric 4.2%
DPL, 4.125%, 7/1/25 (2)	2,065	2,174
Edison International, 3.55%, 11/15/24	3,600	3,805

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CORPORATE INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
Pacific Gas & Electric, 2.10%, 8/1/27	3,850	3,762
Pacific Gas & Electric, 4.55%, 7/1/30	3,345	3,660
PacifiCorp, 3.30%, 3/15/51	4,335	4,888
Pattern Energy Operations, 4.50%, 8/15/28 (2)	435	456
Southern California Edison, 2.85%, 8/1/29	3,320	3,519
Vistra Operations, 3.55%, 7/15/24 (2)	7,460	7,898
Vistra Operations, 3.70%, 1/30/27 (2)	2,945	3,092
Total Utility		33,254
Total Corporate Bonds (Cost $609,234)		648,110

ASSET-BACKED SECURITIES 5.2%
Car Loan 0.1%
GM Financial Automobile Leasing Trust
Series 2020-2, Class B
1.56%, 7/22/24	290	295
GM Financial Automobile Leasing Trust
Series 2020-2, Class C
2.56%, 7/22/24	265	274
		569
Other Asset-Backed Securities 5.1%
Applebee's Funding
Series 2019-1A, Class A2I
4.194%, 6/7/49 (2)	2,815	2,434
DB Master Finance
Series 2017-1A, Class A2II
4.03%, 11/20/47 (2)	580	616
Domino's Pizza Master Issuer
Series 2018-1A, Class A2I
4.116%, 7/25/48 (2)	3,940	4,191
Domino's Pizza Master Issuer
Series 2019-1A, Class A2
3.668%, 10/25/49 (2)	2,308	2,424
Driven Brands Funding
Series 2018-1A, Class A2
4.739%, 4/20/48 (2)	2,634	2,770

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CORPORATE INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
Driven Brands Funding
Series 2019-2A, Class A2
3.981%, 10/20/49 (2)	1,082	1,132
FOCUS Brands Funding
Series 2017-1A, Class A2I
3.857%, 4/30/47 (2)	861	801
Hardee's Funding
Series 2018-1A, Class A2I
4.25%, 6/20/48 (2)	6,853	6,881
Jack In the Box Funding
Series 2019-1A, Class A2II
4.476%, 8/25/49 (2)	3,697	3,871
Planet Fitness Master Issuer
Series 2018-1A, Class A2I
4.262%, 9/5/48 (2)	6,077	6,076
Sonic Capital
Series 2020-1A, Class A2I
3.845%, 1/20/50 (2)	4,796	5,103
Wendy's Funding
Series 2019-1A, Class A2I
3.783%, 6/15/49 (2)	3,822	4,052

		40,351
Total Asset-Backed Securities (Cost $39,967)		40,920
BANK LOANS 1.1% (5)
Communications 0.4%
Charter Communications Operating, FRN, 1M USD LIBOR +
1.75%, 1.91%, 2/1/27	3,240	3,178
		3,178
Technology 0.7%
Western Digital, FRN, 1M USD LIBOR + 1.50%, 1.656%,
2/27/23	5,147	5,093
		5,093
Total Bank Loans (Cost $8,362)		8,271

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CORPORATE INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
U. S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 1.2%
U. S. Treasury Obligations 1.2%
U. S. Treasury Bonds, 2.00%, 2/15/50 (6)	4,520	5,084
U. S. Treasury Bonds, 4.75%, 2/15/37 (6)	2,595	4,073
Total U. S. Treasury Obligations		9,157
Total U. S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost
$9,097)		9,157
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 5.1%
Owned No Guarantee 2.2%
Ooredoo International Finance, 3.75%, 6/22/26	200	225
Ooredoo International Finance, 5.00%, 10/19/25	1,090	1,282
Saudi Arabian Oil, 4.375%, 4/16/49 (2)	3,520	4,260
Saudi Telecom, 3.89%, 5/13/29	3,700	4,236
Syngenta Finance, 4.441%, 4/24/23 (2)	6,755	7,118
		17,121
Sovereign 2.9%
Kingdom of Saudi Arabia, 3.25%, 10/26/26	3,535	3,834
Qatar Government International Bond, 3.25%, 6/2/26	7,125	7,881
Republic of Indonesia, 4.75%, 1/8/26	5,305	6,167
State of Qatar, 4.40%, 4/16/50 (2)	1,900	2,471
United Mexican States, 5.00%, 4/27/51 (3)	1,700	1,964
		22,317
Total Foreign Government Obligations & Municipalities (Cost $37,200)		39,438
MUNICIPAL SECURITIES 2.5%
California 0.4%
Univ. of California, Series BG, 1.614%, 5/15/30	3,360	3,419
		3,419

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CORPORATE INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
Illinois 0.1%
Chicago Transit Auth. Sales Tax Receipts Fund, Series B,
1.838%, 12/1/23	110	111
Chicago Transit Auth. Sales Tax Receipts Fund, Series B,
2.064%, 12/1/24	160	163
Chicago Transit Auth. Sales Tax Receipts Fund, Series B,
2.214%, 12/1/25	700	715
		989
New York 0.4%
Port Auth. of New York & New Jersey, Series AAA, 1.086%,
7/1/23	2,925	2,964
		2,964
Texas 1.2%
Central Texas Turnpike System, Series C, 3.029%, 8/15/41	4,600	4,603
Dallas Fort Worth Int'l. Airport, Series C, 2.919%, 11/1/50	1,620	1,615
Grand Parkway Transportation, Series B, 3.236%, 10/1/52	3,110	3,269
		9,487
Virginia 0.4%
Univ. of Virginia, 2.256%, 9/1/50	2,725	2,660
		2,660
Total Municipal Securities (Cost $19,310)		19,519

CONVERTIBLE PREFERRED STOCKS 0.1%
Consumer Non-Cyclical 0.0%
Elanco Animal Health, 5.00%, 2/1/23	1	68
		68
Electric 0.1%
Southern, Series A, 6.75%, 8/1/22	20	925
		925
Total Convertible Preferred Stocks (Cost $1,095)		993

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CORPORATE INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
SHORT-TERM INVESTMENTS 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 0.11% (7)(8)	738	738
Total Short-Term Investments (Cost $738)		738
SECURITIES LENDING COLLATERAL 2.1%
Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 0.2%
Short-Term Funds 0.2%
T. Rowe Price Short-Term Fund, 0.17% (7)(8)	142	1,419
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank		1,419
Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 1.9%
Short-Term Funds 1.9%
T. Rowe Price Short-Term Fund, 0.17% (7)(8)	1,507	15,074
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		15,074
Total Securities Lending Collateral (Cost $16,493)		16,493

Total Investments in Securities 100.5%
(Cost $741,496)		$783,639
Other Assets Less Liabilities (0.5)%		(4,014)
Net Assets 100.0%		$779,625

‡	Par/Shares and Notional Amount are denominated in U. S. dollars unless otherwise noted.
(1)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $225,852 and represents 29.0% of net assets.
(3)	All or a portion of this security is on loan at August 31, 2020.
(4)	Perpetual security with no stated maturity date.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CORPORATE INCOME FUND

(5)	Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(6)	At August 31, 2020, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(7)	Seven-day yield
(8)	Affiliated Companies
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
FRN	Floating Rate Note
PTT	Pass-Through Trust
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CORPORATE INCOME FUND

(Amounts In 000s, except market price)
SWAPS (0.2)%
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ Gain/(Loss)	$ (Receipts)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%

Bank of America, Protection Sold (Relevant
Credit: Boeing, 8.75%, 8/15/21, $107.34*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/21	3,855	(80)	28	(108)
Barclays Bank, Protection Sold (Relevant Credit:
Devon Energy, 7.95%, 4/15/32, $130.00*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/24	555	(10)	—	(10)
Barclays Bank, Protection Sold (Relevant Credit:
General Electric, 2.70%, 10/9/22, $103.87*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/20	820	2	1	1
Barclays Bank, Protection Sold (Relevant Credit:
JPMorgan Chase, 3.20%, 1/25/23, $106.50*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/24	3,975	103	25	78
BNP Paribas, Protection Sold (Relevant Credit:
Morgan Stanley, 3.75%, 2/25/23, $107.92*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/24	3,975	92	(45)	137
Citibank, Protection Sold (Relevant Credit: Devon
Energy, 7.95%, 4/15/32, $130.00*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24	1,190	(20)	(5)	(15)
Goldman Sachs, Protection Sold (Relevant
Credit: General Electric, 2.70%, 10/9/22,
$103.87*), Receive 1.00% Quarterly, Pay upon
credit default, 12/20/20	1,095	3	2	1
Morgan Stanley, Protection Sold (Relevant
Credit: Devon Energy, 7.95%, 4/15/32,
$130.00*), Receive 1.00% Quarterly, Pay upon
credit default, 12/20/24	705	(12)	(4)	(8)
Total Bilateral Credit Default Swaps, Protection Sold			2	76

Total Bilateral Swaps			2	76

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CORPORATE INCOME FUND

(Amounts In 000s, except market price)
	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value**	$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.2)%
Credit Default Swaps, Protection Bought (0.3)%
Protection Bought (Relevant Credit: Markit
CDX. NA. HY-S34, 5 Year Index), Pay 5.00%
Quarterly, Receive upon credit default, 6/20/25	44,259	(2,996)	(107)	(2,889)
Total Credit Default Swaps, Protection Bought			(107)	(2,889)
Credit Default Swaps, Protection Sold 0.1%
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S34, 5 Year Index), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/25	60,765	1,128	934	194
Total Credit Default Swaps, Protection Sold			934	194
Total Centrally Cleared Swaps				(2,695)
Net payments (receipts) of variation margin to date				2,660

Variation margin receivable (payable) on centrally cleared
swaps				$(35)
* Market price at August 31, 2020.
**Includes interest purchased or sold but not yet collected of $(59) .

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CORPORATE INCOME FUND

FUTURES CONTRACTS
($000s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Long, 1,049 U. S. Treasury Long Bond contracts	12/20	184,329	$(2,145)
Short, 891 U. S. Treasury Notes five year contracts	12/20	(112,294)	(106)
Long, 1,143 U. S. Treasury Notes ten year contracts	12/20	159,163	(234)
Long, 173 U. S. Treasury Notes two year contracts	12/20	38,224	5
Short, 81 Ultra U. S. Treasury Bonds contracts	12/20	(17,893)	204
Short, 888 Ultra U.S. Treasury Notes ten year
contracts	12/20	(141,581)	138
Net payments (receipts) of variation margin to date			2,538

Variation margin receivable (payable) on open futures contracts			$400

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CORPORATE INCOME FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$2
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$2+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	5/31/20	Cost		Cost	8/31/20
T. Rowe Price Government
Reserve Fund	$20,061		¤	¤	$738
T. Rowe Price Short-Term
Fund	7,221		¤	¤	16,493
Total					$17,231^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $2 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $17,231.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CORPORATE INCOME FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Corporate Income Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as

T. ROWE PRICE CORPORATE INCOME FUND

well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level
2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC
Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE CORPORATE INCOME FUND

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$765,415	$—	$765,415
Convertible Preferred Stocks	—	993	—	993
Short-Term Investments	738	—	—	738
Securities Lending Collateral	16,493	—	—	16,493
Total Securities	17,231	766,408	—	783,639
Swaps	—	200	—	200
Futures Contracts	400	—	—	400
Total	$17,631	$766,608	$—	$784,239

Liabilities
Swaps	$—	$157	$—	$157

1 Includes Corporate Bonds, Asset-Backed Securities, Bank Loans, U.S. Government Agency Obligations (Excluding Mortgage-Backed), Foreign
Government Obligations & Municipalities, Municipal Securities.